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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05845

Invesco Senior Loan Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end:	2/28

Date of reporting period:	8/31/15

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2015
Invesco Senior Loan Fund
Nasdaq: A: VSLAX ¡ B: VSLBX ¡ C: VSLCX ¡ Y: VSLYX ¡ IB: XPRTX ¡ IC: XSLCX

2 Letters to Shareholders

3 Fund Performance

4 Schedule of Investments

22 Financial Statements

25 Notes to Financial Statements

35 Financial Highlights

42 Fund Expenses

43 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

2                         Invesco Senior Loan Fund

Fund Performance

Performance summary

Fund vs. Index

Cumulative total returns, 2/28/15 to 8/31/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.85%
Class B Shares	-0.85
Class C Shares	-1.22
Class Y Shares	-0.72
Class IB Shares	-0.72
Class IC Shares	-0.79
Credit Suisse Leveraged Loan Index▼ (Style-Specific Index)	0.61

Source: ▼Bloomberg LP

The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.

The Fund is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

Average Annual Total Returns		Average Annual Total Returns
As of 8/31/15, including maximum applicable sales charges		As of 6/30/15, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares		Class A Shares
Inception (2/18/05)	2.67%	Inception (2/18/05)	2.88%
10 Years	2.62	10 Years	2.86
5 Years	5.72	5 Years	6.45
1 Year	-5.06	1 Year	-2.98

Class B Shares		Class B Shares
Inception (2/18/05)	2.48%	Inception (2/18/05)	2.68%
10 Years	2.45	10 Years	2.68
5 Years	6.08	5 Years	6.80
1 Year	-4.51	1 Year	-2.43

Class C Shares		Class C Shares
Inception (2/18/05)	2.24%	Inception (2/18/05)	2.45%
10 Years	2.21	10 Years	2.44
5 Years	5.63	5 Years	6.37
1 Year	-3.39	1 Year	-1.28

Class Y Shares		Class Y Shares
Inception (11/08/13)	2.01%	Inception (11/08/13)	3.13%
1 Year	-1.38	1 Year	0.61

Class IB Shares		Class IB Shares
Inception (10/4/89)	4.83%	Inception (10/4/89)	4.93%
10 Years	3.04	10 Years	3.27
5 Years	6.59	5 Years	7.29
1 Year	-1.39	1 Year	0.76

Class IC Shares		Class IC Shares
Inception (6/13/03)	4.01%	Inception (6/13/03)	4.21%
10 Years	3.02	10 Years	3.24
5 Years	6.50	5 Years	7.25
1 Year	-1.55	1 Year	0.59

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class IB and Class IC shares was 1.90%, 1.90%, 2.65%, 1.65%, 1.65% and 1.80%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

  Class A share performance reflects the maximum 3.25% sales charge. Prior to November 30, 2010, Class B share performance reflects an early withdrawal charge of 3% in the first year after purchase and declines to 0% after year five. Class C share performance reflects an early withdrawal charge of 1% for the first year after purchase. Class IB shares, Class IC shares and Class B shares (effective November 30, 2010) are not continuously offered and have no early withdrawal charges. Class Y shares do not have a front-end sales charge or a CDSC, therefore performance is at net asset value. Class Y shares do not have early withdrawal charges.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Senior Loan Fund

Schedule of Investments

August 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–104.59%(b)(c)
Aerospace & Defense–3.22%
CAMP International Holding Co.,
First Lien Term Loan	4.75%	05/31/19		1,506	$1,496,935
Second Lien Term Loan	8.25%	11/30/19		179	178,759
Consolidated Aerospace Manufacturing, LLC, Term Loan(d)	—	08/11/22		1,227	1,224,052
Element Materials Technology Group US Holdings Inc., Term Loan B	5.00%	08/08/21		537	538,117
IAP Worldwide Services,
Revolver Loan(e)	0.00%	07/18/18		1,501	1,470,752
Second Lien Term Loan	8.00%	07/18/19		1,756	1,764,835
Landmark U.S. Holdings LLC,
Canadian Term Loan	4.75%	10/25/19		131	130,294
First Lien Term Loan	4.75%	10/25/19		3,299	3,282,918
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18		3,255	3,222,740
Sequa Corp., Term Loan	5.25%	06/19/17		2,792	2,384,222
Transdigm Inc.,
Term Loan C	3.75%	02/28/20		7,795	7,729,990
Term Loan D	3.75%	06/04/21		2,932	2,907,687
Term Loan E	3.50%	05/16/22		5,884	5,827,508
					32,158,809

Air Transport–0.66%
American Airlines, Inc., Term Loan	3.25%	06/27/20		492	487,782
Delta Air Lines, Inc., Revolver Loan(e)	0.00%	10/18/17		1,227	1,191,278
Gol LuxCo S.A. (Luxembourg), Term Loan(d)	—	08/31/20		2,998	2,986,722
United Continental Holdings, Inc., Term Loan B-1	3.50%	09/15/21		1,896	1,895,824
					6,561,606

Automotive–5.25%
Affinia Group Inc., Term Loan B-2	4.75%	04/27/20		1,431	1,433,304
American Tire Distributors, Inc., Term Loan	5.25%	09/01/21		3,156	3,175,623
Autoparts Holdings Ltd., First Lien Term Loan	7.00%	07/29/17		719	646,969
BBB Industries, LLC,
First Lien Term Loan	6.00%	11/03/21		1,372	1,372,579
Second Lien Term Loan	9.75%	11/03/22		602	588,125
Dealer Tire, LLC, Term Loan	5.50%	12/22/21		1,563	1,575,609
Dexter Axle Co., Term Loan	4.50%	02/28/20		2,038	2,025,061
FCA US LLC, Term Loan	3.50%	05/24/17		1,044	1,043,841
Federal-Mogul Corp., Term Loan C	4.75%	04/15/21		18,139	17,753,694
Gates Global, LLC, Term Loan	4.25%	07/05/21		4,032	3,872,585
Goodyear Tire & Rubber Co., Second Lien Term Loan	3.75%	04/30/19		1,624	1,631,454
Henniges Automotive Holdings, Inc., Term Loan	5.50%	06/12/21		1,192	1,193,053
Key Safety Systems, Inc., Term Loan	4.75%	08/29/21		279	278,507
Midas Intermediate Holdco II, LLC,
Delayed Draw Term Loan	4.50%	08/18/21		138	137,803
Term Loan	4.50%	08/18/21		1,221	1,223,001
MPG Holdco I Inc., Term Loan B-1	3.75%	10/20/21		528	527,367
Nelson Bidco Ltd. (United Kingdom), Second Lien Term Loan(d)	—	12/17/22	GBP	500	773,580
Schaeffler AG (Germany), Term Loan B	4.25%	05/15/20		149	149,300
TI Group Automotive Systems, LLC, Term Loan	4.50%	06/25/22		3,599	3,588,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Automotive–(continued)
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/20	1,934	$1,928,546
Transtar Holding Co.,
First Lien Term Loan	5.75%	10/09/18	4,330	4,291,858
Second Lien Term Loan	10.00%	10/09/19	1,271	1,236,476
Wand Intermediate I LP,
First Lien Term Loan	4.75%	09/17/21	1,130	1,132,722
Second Lien Term Loan	8.25%	09/17/22	813	809,357
				52,389,099

Beverage and Tobacco–0.08%
Winebow Holdings, Inc., Second Lien Term Loan (Acquired 06/27/14; Cost $824,522)	8.50%	12/31/21	830	800,749

Building & Development–2.08%
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/20	3,248	3,272,282
DI Purchaser, Inc., First Lien Term Loan	6.00%	12/15/21	979	966,383
Lake at Las Vegas Joint Venture, LLC,
Exit Revolver Loan(e)	0.00%	02/28/17	19	14,431
PIK Exit Revolver Loan(f)	5.00%	02/28/17	230	173,758
Mannington Mills, Inc., Term Loan	4.75%	10/01/21	679	681,309
Mueller Water Products, Inc., Term Loan	4.00%	11/25/21	61	61,351
Nortek, Inc., Incremental Term Loan 1	3.50%	10/30/20	841	837,220
Quikrete Holdings, Inc., First Lien Term Loan	4.00%	09/26/20	4,929	4,911,565
Re/Max International, Inc., Term Loan	4.25%	07/31/20	2,362	2,369,674
Realogy Corp.,
Revolver Loan(e)	0.00%	03/05/18	3,292	3,176,934
Synthetic LOC	4.45%	10/10/16	1	289
Term Loan B	3.75%	03/05/20	4,193	4,185,556
Tamarack Resort LLC,
PIK Term Loan A (Acquired 03/07/14-07/15/15; Cost $156,126)(f)	8.00%	03/07/16	156	156,099
PIK Term Loan B (Acquired 03/07/14-06/30/15; Cost $258,738)(f)	6.50%	02/28/19	763	0
				20,806,851

Business Equipment & Services–12.27%
Accelya International S.A., (Luxembourg)
Term Loan A-1	5.03%	03/06/20	1,354	1,350,897
Term Loan A-2	5.03%	03/06/20	468	466,828
Acosta, Inc., Term Loan B-1	4.25%	09/26/21	2,033	2,015,692
Asurion LLC,
Incremental Term Loan B-1	5.00%	05/24/19	843	838,436
Incremental Term Loan B-2	4.25%	07/08/20	13,065	12,775,178
Incremental Term Loan B-4	5.00%	08/04/22	1,865	1,849,357
Second Lien Term Loan	8.50%	03/03/21	14,653	14,409,111
AVSC Holding Corp., First Lien Term Loan	4.50%	01/25/21	497	494,457
Brickman Group Ltd. LLC, Second Lien Term Loan	7.50%	12/17/21	768	753,587
Brock Holdings III, Inc., First Lien Term Loan	6.00%	03/16/17	401	392,298
Caraustar Industries, Inc.,
Incremental Term Loan B	8.00%	05/01/19	811	811,040
Term Loan	8.00%	05/01/19	2,695	2,696,549
Cast & Crew Payroll, LLC, Term Loan	4.75%	08/12/22	830	826,778
Checkout Holding Corp.,
Second Lien Term Loan	7.75%	04/11/22	2,591	1,821,506
Term Loan B	4.50%	04/09/21	4,262	3,814,448
Connolly, LLC, Second Lien Term Loan	8.00%	05/14/22	2,343	2,353,392

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Crossmark Holdings, Inc.,
First Lien Term Loan	4.50%	12/20/19		1,626	$1,445,530
Second Lien Term Loan	8.75%	12/21/20		826	668,940
Dream Secured BondCo AB (Sweden), Mezzanine Loan(d)	—	08/15/19	EUR	3,000	3,463,237
Emdeon Inc., Term Loan B-2	3.75%	11/02/18		1,980	1,977,002
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/18		2,343	2,340,304
First Data Corp.,
Term Loan	3.70%	03/23/18		19,180	19,066,222
Term Loan	3.70%	09/24/18		3,754	3,731,063
Term Loan	3.95%	07/10/22		1,970	1,961,328
Genesys Telecom Holdings, U.S., Inc., Term Loan 2	4.50%	11/13/20		2,463	2,463,216
Global Healthcare Exchange, LLC, Term Loan(d)	—	08/13/22		793	795,143
Inmar, Inc.,
Second Lien Term Loan	8.00%	01/27/22		197	193,355
Term Loan	4.25%	01/27/21		1,104	1,093,006
Intertrust Group B.V., (Netherlands),
Second Lien Term Loan 2	8.00%	04/16/22		1,891	1,896,165
Term Loan B-5	4.53%	04/16/21		1,436	1,439,823
Karman Buyer Corp.,
Second Lien Term Loan	7.50%	07/25/22		1,467	1,429,159
Term Loan	4.25%	07/25/21		4,790	4,750,115
Kronos Inc., Second Lien Term Loan	9.75%	04/30/20		1,489	1,518,857
Learning Care Group (US) No. 2 Inc., Term Loan	5.00%	05/05/21		2,883	2,888,246
LS Deco LLC, Term Loan B	5.50%	05/21/22		1,112	1,121,349
Prime Security Services Borrower, LLC,
First Lien Term Loan B	5.00%	07/01/21		1,823	1,824,380
Second Lien Term Loan B	9.75%	07/01/22		687	681,114
Sensus USA, Inc., First Lien Term Loan	4.50%	05/09/17		2,086	2,083,859
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/19		5,586	5,527,022
Stiphout Finance LLC,
Second Lien Term Loan(d)	—	01/01/23		523	524,752
Term Loan(d)	—	01/01/22		1,021	1,022,723
SunGard Data Systems Inc., Term Loan C	3.94%	02/28/17		924	924,560
TNS Inc.,
First Lien Term Loan	5.00%	02/14/20		2,262	2,268,404
Second Lien Term Loan	9.00%	08/14/20		218	216,906
Trans Union LLC, Term Loan B-2	3.50%	04/09/21		4,484	4,456,926
Wash MultiFamily Acquisition Inc.,
First Lien Term Loan	4.25%	05/13/22		895	890,834
Second Lien Term Loan	8.00%	05/12/23		121	121,665
Second Lien Term Loan	8.00%	05/14/23		21	21,309
					122,476,068

Cable & Satellite Television–3.35%
Altice Financing S.A., (Luxembourg),
Delayed Draw Term Loan	5.50%	07/02/19		798	803,189
Euro Term Loan(d)	—	02/04/22	EUR	1,000	1,126,448
Term Loan	5.25%	02/04/22		1,538	1,550,822
Cequel Communications, LLC, Revolver Loan(e)	0.00%	02/14/17		4,858	4,773,214
Charter Communications Operating, LLC, Term Loan I	3.50%	01/24/23		7,974	7,974,964
ION Media Networks, Inc., Term Loan B-1	4.75%	12/18/20		1,273	1,275,684
Mediacom Illinois LLC,
Term Loan E	3.16%	10/23/17		3,891	3,884,938
Term Loan G	3.50%	06/30/21		851	849,684

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cable & Satellite Television–(continued)
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan F	3.50%	06/30/23	5,766	$5,712,760
WideOpenWest Finance, LLC, Term Loan B	4.50%	04/01/19	4,374	4,368,161
YPSO Holding SA (France), Term Loan B-5	4.00%	07/29/22	1,138	1,135,139
				33,455,003

Chemicals & Plastics–4.09%
Allnex & Cy S.C.A.,
Term Loan B-1	4.50%	10/03/19	255	254,987
Term Loan B-2	4.50%	10/03/19	132	132,305
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18	2,829	2,535,809
Charter NEX US Holdings, Inc., First Lien Term Loan	5.25%	02/05/22	681	684,970
Chemours Co. (The), Term Loan B	3.75%	05/12/22	2,214	2,143,062
Chemstralia Finco LLC, Term Loan (Acquired 02/10/15; Cost $2,365,767)	7.25%	02/28/22	2,481	2,486,867
Chromaflo Technologies Corp., Second Lien Term Loan	8.25%	06/02/20	564	535,970
Colouroz Investment LLC, (Germany)
First Lien Term Loan B-2	4.50%	09/07/21	2,561	2,557,700
Second Lien Term Loan B-2	8.25%	09/05/22	3,806	3,801,154
Term Loan C	4.50%	09/07/21	423	423,480
Constantinople Acquisition GmbH, (Austria)
Term Loan B-1	4.75%	04/30/22	156	157,140
Term Loan B-2	4.75%	04/30/22	803	806,937
Eco Services Operations LLC, Term Loan	4.75%	12/01/21	1,264	1,260,382
Ferro Corp., Term Loan (Acquired 07/30/14; Cost $769,255)	4.00%	07/30/21	773	772,552
Gemini HDPE LLC, Term Loan	4.75%	08/06/21	716	717,329
Hll Holding Corp., First Lien Term Loan	4.25%	12/20/19	407	405,440
Ineos Holdings Ltd.,
Term Loan	3.75%	05/04/18	2,091	2,085,535
Term Loan	4.25%	03/31/22	414	413,363
MacDermid, Inc.,
First Lien Term Loan B	4.50%	06/07/20	300	300,230
Term Loan B-2	4.75%	06/07/20	778	779,974
Otter Products, LLC, Term Loan B	5.75%	06/03/20	3,156	3,106,188
Oxea Finance LLC,
First Lien Term Loan B-2	4.25%	01/15/20	3,966	3,881,334
Second Lien Term Loan	8.25%	07/15/20	1,630	1,534,711
Prolampac Intermediate Inc.,
Second Lien Term Loan(d)	—	08/18/23	659	647,211
Term Loan(d)	—	08/18/22	1,704	1,707,781
Royal Holdings, Inc.,
Second Lien Term Loan	8.50%	06/19/23	345	345,261
Term Loan	4.50%	06/17/22	204	203,492
Styrolution US Holding LLC, First Lien Term Loan B-1	6.50%	11/07/19	4,157	4,188,617
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20	1,175	1,175,002
Trinseo Materials Finance, Inc., Term Loan B	4.25%	11/05/21	757	757,097
				40,801,880

Clothing & Textiles–1.43%
ABG Intermediate Holdings 2 LLC,
First Lien Term Loan	5.50%	05/27/21	2,463	2,465,524
Incremental Delayed Draw Term Loan(e)	0.00%	05/27/21	159	158,523
Incremental Second Lien Delayed Draw Term Loan(e)	0.00%	05/27/22	48	48,045
Second Lien Term Loan	9.50%	05/27/22	1,266	1,278,739
Ascena Retail Group, Inc., Term Loan B(d)	—	08/21/22	8,502	8,338,695
Varsity Brands Holding Co., Inc., Term Loan	5.00%	12/10/21	1,952	1,959,568
				14,249,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Conglomerates–0.77%
CeramTec Acquisition Corp.,
Term Loan B-1	4.25%	08/30/20		1,016	$1,016,324
Term Loan B-2	4.25%	08/30/20		104	104,476
Term Loan B-3	4.25%	08/30/20		307	307,601
Epiq Systems, Inc., Term Loan	4.50%	08/27/20		3,450	3,441,623
Jarden Corp., Term Loan B-2	2.95%	07/30/22		18	17,687
Penn Engineering & Manufacturing Corp., Incremental Term Loan B	4.00%	08/29/21		66	65,610
Spectrum Brands, Inc., Term Loan	3.75%	06/23/22		935	937,157
Tekni-Plex, Inc.,
Second Lien Term Loan	8.75%	06/01/23		616	616,766
Term Loan B-1	4.50%	06/01/22		1,194	1,190,434
					7,697,678

Containers & Glass Products–1.48%
Berlin Packaging, LLC,
Second Lien Term Loan	7.75%	09/30/22		435	432,767
Term Loan	4.50%	10/01/21		1,635	1,638,947
Berry Plastics Group, Inc.,
Term Loan D	3.50%	02/08/20		1,461	1,442,022
Term Loan E	3.75%	01/06/21		598	594,417
BWAY Holding Co., Term Loan	5.50%	08/14/20		1,545	1,547,997
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19		114	108,988
Devix US, Inc., First Lien Term Loan B	4.25%	05/03/21		1,104	1,104,465
Duran Group (Germany), Term Loan C(d)	—	11/28/19		1,374	1,377,812
Hoffmaster Group, Inc.,
First Lien Term Loan	5.25%	05/09/20		2,279	2,276,459
Second Lien Term Loan	10.00%	05/09/21		469	461,599
Horizon Holdings III (France), Term Loan B(d)	—	08/07/22	EUR	2,000	2,250,495
Klockner Pentaplast of America, Inc., Term Loan	5.00%	04/28/20		973	975,389
Ranpak Corp.,
Second Lien Term Loan	8.25%	10/03/22		237	236,140
Term Loan B-1	4.25%	10/01/21		348	348,418
					14,795,915

Cosmetics & Toiletries–0.31%
Vogue International LLC, Term Loan B	5.75%	02/14/20		3,072	3,088,896

Drugs–2.27%
BPA Laboratories,
First Lien Term Loan	2.79%	07/03/17		2,466	2,030,102
Second Lien Term Loan	2.79%	07/03/17		2,144	1,678,055
Endo Pharmaceuticals Holdings Inc., Incremental Term Loan B(d)	—	01/01/22		5,417	5,428,485
Grifols Worldwide Operations USA, Inc., Term Loan B	3.20%	02/27/21		3,312	3,313,133
Valeant Pharmaceuticals International, Inc. (Canada), Series F-1, Term Loan B	4.00%	04/01/22		10,182	10,197,144
					22,646,919

Ecological Services & Equipment–0.05%
ADS Waste Holdings, Inc., Term Loan B-2	3.75%	10/09/19		408	405,174
PSSI Holdings LLC, Term Loan	5.00%	12/02/21		44	44,175
Waste Industries USA, Inc., Term Loan	4.25%	02/27/20		53	52,719
					502,068

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Electronics & Electrical–10.22%
4L Technologies Inc., Term Loan	5.50%	05/08/20	6,193	$6,100,324
AF Borrower LLC, Term Loan	6.25%	01/28/22	2,114	2,125,039
Avago Technologies Cayman Ltd. (Luxembourg), Term Loan	3.75%	05/06/21	4,866	4,869,282
AVG Technologies N.V. (Netherlands), Term Loan	5.75%	10/15/20	1,464	1,472,950
Blackboard Inc., Term Loan B-3	4.75%	10/04/18	4,410	4,392,808
Blue Coat Holdings, Inc., Term Loan	4.50%	05/22/22	871	867,653
BMC Software Finance, Inc., Term Loan	5.00%	09/10/20	1,513	1,397,206
CommScope, Inc., Term Loan 5	3.75%	12/29/22	2,987	2,982,875
Compuware Corp.,
Term Loan B-1	6.25%	12/15/19	727	708,955
Term Loan B-2	6.25%	12/15/21	2,085	2,017,047
Deltek, Inc., Term Loan	5.00%	06/25/22	3,181	3,187,207
Diamond US Holding LLC, Term Loan	4.75%	12/17/21	1,604	1,609,945
Fidji Luxembourg BC4 S.a r.l. (Luxembourg), Term Loan	6.25%	12/24/20	1,683	1,686,882
Freescale Semiconductor, Inc., Term Loan B-4	4.25%	02/28/20	15,217	15,216,629
Hyland Software, Inc., Second Lien Term Loan	8.25%	07/03/23	339	337,755
Lattice Semiconductor Corp., Term Loan	5.25%	03/10/21	1,592	1,556,162
Linxens France SA,
First Lien Term Loan B-1(d)	—	01/01/22	1,422	1,419,447
Second Lien Term Loan B-1(d)	—	01/01/23	655	652,972
MA Finance Co., LLC, Term Loan C	4.50%	11/20/19	5,153	5,154,988
Mediaocean LLC, Term Loan	5.75%	08/15/22	1,109	1,105,938
Mirion Technologies, Inc., Term Loan	5.75%	03/31/22	2,036	2,044,522
MSC Software Corp.,
First Lien Term Loan	5.00%	05/29/20	957	945,413
Second Lien Term Loan	8.50%	06/01/21	478	464,084
Natel Engineering Co., Inc., Term Loan	6.75%	04/10/20	1,367	1,372,618
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/19	1,245	1,242,280
Omnitracs, Inc., Term Loan	4.75%	11/25/20	1,623	1,613,562
Peak 10, Inc.,
First Lien Term Loan	5.00%	06/17/21	249	248,517
Second Lien Term Loan (Acquired 06/10/14; Cost $428,280)	8.25%	06/17/22	432	412,515
Riverbed Technology, Inc., Term Loan	6.00%	04/25/22	2,286	2,292,970
RP Crown Parent, LLC,
First Lien Term Loan	6.00%	12/21/18	7,036	6,483,927
Second Lien Term Loan	11.25%	12/21/19	880	770,536
Ship Luxco 3 S.a.r.l., (Luxembourg)
Term Loan	4.50%	11/29/19	3,189	3,197,439
Term Loan C-2	4.75%	11/30/19	1,088	1,094,583
SkillSoft Corp., Term Loan	5.75%	04/28/21	4,825	4,631,992
SS&C Technologies Inc.,
Term Loan B-1	4.00%	07/08/22	4,672	4,688,312
Term Loan B-2	4.00%	07/08/22	757	759,559
Sybil Software LLC, Term Loan	4.25%	03/20/20	295	295,289
TTM Technologies, Inc., Term Loan B	6.00%	05/31/21	3,313	3,163,902
Zebra Technologies Corp., Term Loan	4.75%	10/27/21	7,383	7,436,950
				102,021,034

Equipment Leasing–0.19%
IBC Capital US LLC, Term Loan	4.75%	09/09/21	1,900	1,850,214

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Financial Intermediaries–1.86%
Black Knight InfoServ, LLC, Term Loan B	3.75%	05/27/22	517	$518,542
iPayment Inc., Term Loan	6.75%	05/08/17	4,784	4,702,322
MoneyGram International, Inc., Term Loan	4.25%	03/27/20	5,341	5,029,842
RJO Holdings Corp., Term Loan	6.95%	12/10/16	5,144	4,783,648
RPI Finance Trust, Term Loan B-4	3.50%	11/09/20	2,340	2,343,108
SAM Finance Lux S.a r.l. (Luxembourg), Term Loan	4.25%	12/17/20	1,225	1,229,904
				18,607,366

Food & Drug Retailers–1.03%
Albertson’s LLC, Term Loan B-4	5.50%	08/25/21	9,159	9,179,159
SuperValu Inc., Term Loan	4.50%	03/21/19	1,106	1,110,931
				10,290,090

Food Products–3.75%
AdvancePierre Foods, Inc.,
First Lien Term Loan	5.75%	07/10/17	5,163	5,177,939
Second Lien Term Loan	9.50%	10/10/17	1,688	1,701,943
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18	3,666	3,661,342
Charger OpCo B.V., Term Loan B-1	4.25%	07/02/22	4,932	4,945,937
CSM Bakery Supplies LLC,
First Lien Term Loan	5.00%	07/03/20	4,429	4,425,460
Second Lien Term Loan	8.75%	07/03/21	1,430	1,351,587
Dole Food Co., Inc., Term Loan B	4.50%	11/01/18	2,951	2,956,753
Hearthside Group Holdings, LLC,
Revolver Loan(e)	0.00%	06/02/19	1,570	1,551,079
Term Loan	4.50%	06/02/21	1,148	1,143,833
Hostess Brands, LLC, Second Lien Term Loan B	8.50%	08/03/23	630	632,937
JBS USA, LLC,
Incremental Term Loan(d)	—	01/01/22	4,041	4,030,509
Term Loan	3.75%	05/25/18	3,068	3,068,488
Post Holdings, Inc.,
Incremental Term Loan A	3.75%	06/02/21	1	767
Revolver Loan(e)	0.00%	01/29/19	2,094	2,088,387
Shearer’s Foods, LLC,
First Lien Term Loan	4.50%	06/30/21	454	450,198
Second Lien Term Loan	7.75%	06/30/22	250	246,721
				37,433,880

Food Service–1.98%
Portillo’s Holdings, LLC,
First Lien Term Loan B	4.75%	08/02/21	1,215	1,213,860
Second Lien Term Loan	8.00%	08/01/22	478	477,148
Red Lobster Management, LLC, Term Loan	6.25%	07/28/21	1,957	1,971,938
Restaurant Holding Co., LLC, First Lien Term Loan	8.75%	02/28/19	1,990	1,771,039
Steak n Shake Operations, Inc., Term Loan	4.75%	03/19/21	1,469	1,463,562
TMK Hawk Parent, Corp.,
First Lien Term Loan	5.25%	10/01/21	1,382	1,384,687
Second Lien Term Loan (Acquired 10/01/14; Cost $632,559)	8.50%	10/01/22	638	644,593
US Foods, Inc., Incremental Term Loan	4.50%	03/31/19	6,770	6,789,492
Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/20	8,109	4,096,294
				19,812,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Forest Products–0.39%
Builders FirstSource, Inc., Term Loan	6.00%	07/29/22	699	$696,998
NewPage Corp., Term Loan B	9.50%	02/11/21	2,710	1,630,319
Xerium Technologies, Inc., Term Loan	5.75%	05/17/19	1,529	1,538,243
				3,865,560

Health Care–6.70%
Acadia Healthcare Co., Inc., Incremental Term Loan B	4.25%	02/11/22	650	655,240
Accellent Inc.,
Second Lien Term Loan	7.50%	03/12/22	1,265	1,275,085
Term Loan	4.50%	03/12/21	5,479	5,478,786
ATI Holdings, Inc., Term Loan	5.25%	12/20/19	1,847	1,857,389
Auris Luxembourg III S.a.r.l. (Luxembourg), Term Loan B-4	4.75%	01/17/22	1,672	1,674,557
CareCore National, LLC, Term Loan	5.50%	03/05/21	1,439	1,410,463
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/19	3,006	2,985,660
Community Health Systems, Inc., Incremental Term Loan F	3.57%	12/31/18	2,165	2,166,644
Concordia Healthcare Corp. (Canada), Term Loan	4.75%	04/21/22	1,225	1,229,126
Creganna Finance (US) LLC,
First Lien Term Loan	4.75%	12/01/21	688	690,205
Second Lien Term Loan	9.00%	06/01/22	686	689,107
DJO Finance LLC, Term Loan	4.25%	06/07/20	6,307	6,290,031
eResearchTechnology, Inc., Term Loan	5.50%	05/08/22	1,570	1,573,213
HC Group Holdings III, Inc., Term Loan	6.00%	04/07/22	1,564	1,571,347
Hill-Rom Holdings, Inc., Term Loan B(d)	—	09/08/22	1,689	1,692,556
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/21	4,206	4,212,744
Kinetic Concepts, Inc., Term Loan E-1	4.50%	05/04/18	9,641	9,644,931
Millennium Laboratories, LLC, Term Loan B	5.25%	04/16/21	13,648	6,841,020
MPH Acquisition Holdings LLC, Term Loan	3.75%	03/31/21	2,804	2,774,717
National Surgical Hospitals, Inc., Term Loan	4.50%	06/01/22	947	948,517
Ortho-Clinical Diagnostics, Inc., Term Loan	4.75%	06/30/21	1,205	1,189,532
Pharmaceutical Product Development, Inc., Term Loan(d)	—	08/18/22	992	987,599
Phillips-Medisize Corp.,
Second Lien Term Loan	8.25%	06/16/22	432	432,223
Term Loan	4.75%	06/16/21	742	742,004
Surgery Center Holdings, Inc.,
Second Lien Term Loan	8.50%	11/03/21	2,137	2,136,123
Term Loan	5.25%	11/03/20	1,754	1,756,587
Surgical Care Affiliates, LLC, Term Loan	4.25%	03/17/22	1,235	1,235,394
Western Dental Services, Inc., Term Loan	6.00%	11/01/18	3,028	2,705,051
				66,845,851

Home Furnishings–0.39%
Britax Group Ltd., Term Loan	4.50%	10/15/20	526	394,261
Mattress Holdings Corp., Term Loan	5.00%	10/20/21	2,723	2,740,018
PGT, Inc., Term Loan	5.25%	09/22/21	772	775,540
				3,909,819

Industrial Equipment–1.60%
Crosby US Acquisition Corp.,
First Lien Term Loan	3.75%	11/23/20	2,884	2,566,505
Second Lien Term Loan	7.00%	11/22/21	1,081	951,100
Delachaux S.A. (France), Term Loan B-2	4.50%	10/28/21	1,050	1,049,202
Doosan Infracore International, Inc., Term Loan B	4.50%	05/28/21	3,957	3,976,307

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Industrial Equipment–(continued)
Filtration Group Corp.,
First Lien Term Loan	4.25%	11/20/20	1,492	$1,493,791
Second Lien Term Loan	8.25%	11/22/21	280	281,177
Milacron LLC, Term Loan	4.50%	09/28/20	789	791,097
MX Holdings US, Inc., Term Loan B-1	4.00%	08/14/20	896	895,726
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/20	2,455	2,332,406
Tank Holding Corp., Term Loan	5.25%	03/16/22	500	499,157
Virtuoso US LLC, Term Loan	4.25%	02/11/21	1,105	1,106,752
				15,943,220

Insurance–0.46%
Cooper Gay Swett & Crawford Ltd.,
First Lien Term Loan	5.00%	04/16/20	2,109	1,940,475
Second Lien Term Loan	8.25%	10/16/20	1,135	930,568
York Risk Services Holding Corp., Term Loan	4.75%	10/01/21	1,835	1,765,033
				4,636,076

Leisure Goods, Activities & Movies–3.47%
Alpha Topco Ltd., (United Kingdom),
Second Lien Term Loan	7.75%	07/29/22	4,847	4,768,586
Term Loan B-3	4.75%	07/30/21	13,563	13,487,159
Bright Horizons Family Solutions, Inc., Term Loan B-1	4.25%	01/30/20	282	282,809
Cinemark USA, Inc., Term Loan	3.22%	05/06/22	132	133,033
Creative Artists Agency, LLC, Term Loan	5.50%	12/17/21	1,550	1,563,721
CWGS Group, LLC, Term Loan	5.25%	02/20/20	2,656	2,668,107
Dorna Sports, S.L. (Spain), Term Loan B (Acquired 04/28/14; Cost 1,014,816)	3.95%	04/30/21	1,015	1,004,667
Equinox Holdings Inc.,
First Lien Term Loan	5.00%	01/31/20	2,562	2,566,651
Revolver Loan(e)	0.00%	02/01/18	1,112	1,001,228
Fitness International, LLC, Term Loan B	5.50%	07/01/20	2,928	2,803,552
Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.13%	06/26/20	856	860,431
Performance Sports Group Ltd. (Canada), Term Loan	4.00%	04/15/21	183	182,949
Regal Cinemas Corp., Term Loan	3.75%	04/01/22	1,376	1,378,055
Seaworld Parks & Entertainment, Inc., Term Loan B-2(d)	—	05/14/20	1,263	1,214,495
Six Flags Theme Parks, Inc., Term Loan B	3.50%	06/30/22	675	676,884
				34,592,327

Lodging & Casinos–3.45%
Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/21	400	398,661
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/21	3,937	3,451,820
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/18	3,666	3,638,117
ESH Hospitality, Inc., Term Loan	5.00%	06/24/19	2,123	2,145,743
Harrah’s Operating Co., Inc., Term Loan B-6(g)	1.50%	03/01/17	4,809	4,598,275
Hilton Worldwide Finance, LLC, Term Loan	3.50%	10/26/20	1,769	1,768,791
La Quinta Intermediate Holdings LLC, Term Loan	3.75%	04/14/21	3,795	3,793,862
Scientific Games International, Inc., Term Loan	6.00%	10/18/20	11,348	11,248,939
Twin River Management Group, Inc., Term Loan	5.25%	07/10/20	3,355	3,362,158
				34,406,366

Nonferrous Metals & Minerals–0.93%
Arch Coal, Inc., Term Loan	6.25%	05/16/18	6,031	3,277,605
Dynacast International LLC,
First Lien Term Loan B-1	4.50%	01/28/22	1,205	1,203,122
Second Lien Term Loan	9.50%	01/30/23	514	512,404

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Nonferrous Metals & Minerals–(continued)
EP Minerals, LLC, Term Loan	5.50%	08/20/20	494	$493,669
Novelis Inc., Term Loan	4.00%	06/02/22	3,814	3,776,720
				9,263,520

Oil & Gas–6.84%
American Energy-Marcellus, LLC,
First Lien Term Loan	5.25%	08/04/20	2,930	1,766,165
Second Lien Term Loan	8.50%	08/04/21	577	163,574
Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/19	32	23,492
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/15/20	3,441	3,320,582
CITGO Holdings, Inc., Term Loan	9.50%	05/12/18	7,029	7,066,949
CJ Holding Co.,
Term Loan B-1(d)	—	03/24/20	191	155,600
Term Loan B-2	7.25%	03/24/22	1,575	1,263,688
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19	1,984	1,835,025
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/21	8,998	6,505,502
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/21	3,940	3,073,350
EMG Utica, LLC, Term Loan	4.75%	03/27/20	1,541	1,479,594
Fieldwood Energy LLC,
Second Lien Term Loan	8.38%	09/30/20	8,503	3,273,556
Term Loan	3.88%	09/28/18	733	647,143
Floatel International Ltd., Term Loan	6.00%	06/27/20	3,585	2,581,171
Glenn Pool Oil & Gas Trust I, Term Loan	4.50%	05/02/16	380	379,145
HGIM Corp., Term Loan B	5.50%	06/18/20	5,440	3,850,813
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/21	2,511	2,108,943
McDermott International, Inc., Term Loan	5.25%	04/16/19	974	971,115
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17	2,860	2,587,972
Obsidian Natural Gas Trust (United Kingdom), Term Loan	7.00%	11/02/15	260	260,272
Osum Productions Corp. (Canada), Term Loan	6.50%	07/31/20	1,900	1,558,042
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/18	708	518,193
Paragon Offshore Finance Co. (Cayman Islands), Term Loan	3.75%	07/16/21	1,461	856,562
Petroleum GEO-Services ASA, Term Loan	3.25%	03/19/21	3,998	3,366,074
Samchully Midstream 3 LLC, Term Loan	5.75%	10/20/21	1,873	1,835,677
Samson Investment Co., Second Lien Term Loan	5.00%	09/25/18	5,806	914,412
Seadrill Operating LP, Term Loan	4.00%	02/21/21	14,601	10,067,544
Seventy Seven Operating LLC, Term Loan	3.75%	06/25/21	1,367	1,173,065
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/21	1,070	1,032,695
Targa Resources Corp., Term Loan	5.75%	02/25/22	564	566,917
Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/22	3,058	3,066,650
				68,269,482

Publishing–2.26%
Chesapeake US Holdings Inc., Term Loan C	4.25%	09/30/20	1,082	1,072,583
Cygnus Business Media, Inc., PIK Term Loan (Acquired 07/19/04-07/31/15; Cost $1,894,390)(f)(h)	8.75%	12/31/15	1,910	954,856
Getty Images, Inc.,
Revolver Loan(e)	0.00%	10/18/17	4,104	3,180,337
Term Loan	4.75%	10/18/19	3,381	2,168,963
MC Communications, LLC, Term Loan (Acquired 08/16/04-08/22/05; Cost $7,100,323)(i)	0.00%	03/31/16	3,392	186,569
MediMedia USA, Inc., First Lien Term Loan	7.50%	11/20/18	1,948	1,901,870
Merrill Communications LLC, Term Loan	6.25%	06/01/22	3,397	3,392,962
Newsday, LLC, Term Loan	3.70%	10/12/16	2,741	2,744,499

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Publishing–(continued)
ProQuest LLC, Term Loan	5.25%	10/24/21		2,776	$2,784,707
Southern Graphics Inc., Term Loan	4.25%	10/17/19		385	382,469
Tribune Media Co., Term Loan B	3.75%	12/28/20		3,749	3,738,581
					22,508,396

Radio & Television–2.60%
Block Communications, Inc., Term Loan B	4.00%	11/07/21		696	699,437
Gray Television, Inc., Term Loan	3.75%	06/13/21		674	675,047
iHeartCommunications, Inc.,
Term Loan D	6.95%	01/30/19		11,359	10,066,894
Term Loan E	7.70%	07/31/19		13,107	11,742,035
Media General Inc., Term Loan B	4.00%	07/31/20		2,039	2,039,924
Sinclair Television Group Inc., Incremental Term Loan B-1	3.50%	07/30/21		706	699,356
					25,922,693

Retailers (except Food & Drug)–6.60%
David’s Bridal, Inc.,
Asset-Based Revolver Loan(e)	0.00%	10/11/17		2,300	2,093,264
Term Loan	5.25%	10/11/19		962	921,848
Eyemart Express, LLC, Term Loan B	5.00%	12/18/21		70	70,816
Fullbeauty Brands, LLC, First Lien Term Loan	4.75%	03/18/21		1,657	1,655,114
Hudson’s Bay Co. (Canada), Term Loan(d)	—	01/01/22		1,448	1,452,574
J. Crew Group, Inc., Term Loan	4.00%	03/05/21		5,721	4,463,799
J.C. Penney Corp., Inc., Term Loan	5.00%	06/20/19		1,995	1,991,609
Jill Holdings LLC, Term Loan	6.00%	05/08/22		1,062	1,064,495
Kirk Beauty One GmbH, (Germany),
Term Loan B-1(d)	—	08/13/22	EUR	324	364,796
Term Loan B-2(d)	—	08/13/22	EUR	197	222,286
Term Loan B-3(d)	—	08/13/22	EUR	485	546,499
Term Loan B-4(d)	—	08/13/22	EUR	378	425,210
Term Loan B-5(d)	—	08/13/22	EUR	84	94,491
Term Loan B-6(d)	—	08/13/22	EUR	318	358,608
Term Loan B-7(d)	—	08/13/22	EUR	214	240,513
Lands’ End, Inc., Term Loan B	4.25%	04/02/21		2,658	2,513,921
Leonardo Acquisition Corp., Term Loan	4.25%	01/31/21		126	126,147
Men’s Wearhouse, Inc. (The), Term Loan B	4.50%	06/18/21		3,428	3,439,153
Michaels Stores, Inc., Term Loan B	3.75%	01/28/20		184	183,966
National Vision, Inc.,
First Lien Term Loan	4.00%	03/13/21		3,283	3,210,388
Second Lien Term Loan	6.75%	03/13/22		81	79,719
Nine West Holdings, Inc., Term Loan	4.75%	10/08/19		2,011	1,611,198
Payless, Inc.,
Second Lien Term Loan	8.50%	03/11/22		1,298	1,119,597
Term Loan	5.00%	03/11/21		4,358	3,965,790
PetSmart, Inc., Term Loan B-1	4.25%	03/11/22		541	540,882
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/21		1,537	1,528,597
Savers Inc., Term Loan	5.00%	07/09/19		5,045	4,726,584
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/18		14,718	14,552,841
Toys ‘R’ US Property Co. I, LLC, Term Loan	6.00%	08/21/19		8,160	7,595,926

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–(continued)
Toys ‘R’ US-Delaware, Inc.,
Term Loan A-1	8.25%	10/24/19		1,013	$1,013,633
Term Loan A-1	8.25%	10/24/19		1,256	1,256,904
Term Loan B-2	5.25%	05/25/18		163	127,392
Term Loan B-3	5.25%	05/25/18		21	16,386
Wilton Brands LLC, Term Loan B	8.50%	08/30/18		2,303	2,264,147
					65,839,093

Steel–0.19%
TMS International Corp., Term Loan B	4.50%	10/16/20		1,933	1,887,303

Surface Transport–0.54%
Hertz Corp. (The), Term Loan B-2	3.00%	03/11/18		846	839,543
Kenan Advantage Group, Inc.,
Delayed Draw Term Loan(e)	0.00%	01/31/17		54	54,064
Term Loan	4.00%	07/31/22		388	387,123
Term Loan	4.00%	07/31/22		124	123,479
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18		196	196,657
PODS Holding, LLC,
First Lien Term Loan	4.50%	02/02/22		487	488,487
Second Lien Term Loan	9.25%	02/02/23		772	786,014
U.S. Shipping Corp., Term Loan B-2	5.25%	06/26/21		2,018	2,021,599
Vouvray US Finance LLC, Term Loan	5.00%	06/27/21		521	522,384
					5,419,350

Telecommunications–7.84%
Avaya Inc.,
Term Loan B-6	6.50%	03/31/18		4,363	4,106,557
Term Loan B-7	6.25%	05/29/20		10,538	9,111,333
Communications Sales & Leasing, Inc., Term Loan	5.00%	10/24/22		4,886	4,684,144
Consolidated Communications, Inc., Term Loan	4.25%	12/23/20		5,693	5,687,591
Eircom Finco S.a.r.l. (Ireland), Term Loan B-3(d)	—	05/31/22	EUR	2,500	2,778,739
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19		4,568	4,591,673
Hargray Communications Group, Inc., Term Loan	5.25%	06/26/19		2,394	2,404,323
Level 3 Communications, Inc.,
Term Loan B	4.00%	01/15/20		2,506	2,508,628
Term Loan B-II	3.50%	05/31/22		10,494	10,405,664
Term Loan B-III	4.00%	08/01/19		70	69,559
LTS Buyer LLC,
First Lien Term Loan B	4.00%	04/13/20		670	667,932
Second Lien Term Loan	8.00%	04/12/21		91	91,056
Nextgen Finance, LLC, Term Loan B	5.00%	05/31/21		3,234	2,845,862
NTELOS Inc., Term Loan B	5.75%	11/09/19		7,261	7,252,183
Syniverse Holdings, Inc., Term Loan	4.00%	04/23/19		5,578	5,174,771
U.S. TelePacific Corp., Term Loan	6.00%	11/25/20		4,389	4,398,559
XO Communications, LLC, Term Loan	4.25%	03/20/21		693	689,624
Yankee Cable Acquisition, LLC, Term Loan	4.25%	03/01/20		2,519	2,520,024
Zayo Group, LLC, Term Loan	3.75%	05/06/21		8,273	8,238,614
					78,226,836

Utilities–3.99%
Aria Energy Operating LLC, Term Loan	5.00%	05/27/22		929	924,559
Calpine Construction Finance Co., L.P., Term Loan B-2	3.25%	01/31/22		1,112	1,090,828
Calpine Corp., Term Loan	3.50%	05/27/22		3,166	3,133,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Utilities–(continued)
Dynegy Inc., Term Loan B-2	4.00%	04/23/20		194	$194,032
Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.25%	06/19/16		1,396	1,398,372
Granite Acquisition, Inc.,
First Lien Term Loan B	5.00%	12/17/21		5,470	5,480,962
First Lien Term Loan C	5.00%	12/17/21		241	241,104
Second Lien Term Loan B	8.25%	12/17/22		1,021	1,025,528
NSG Holdings LLC, Term Loan	3.75%	12/11/19		1,171	1,163,355
Southeast PowerGen LLC, Term Loan B	4.50%	12/02/21		1,106	1,112,631
Texas Competitive Electric Holdings Co. LLC, DIP Revolver Loan(e)	0.00%	05/05/16		17,778	17,670,933
TPF II Power, LLC, Term Loan	5.50%	10/02/21		5,277	5,294,923
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/20		1,075	1,068,390
					39,798,867
Total Variable Rate Senior Loan Interests					1,043,780,591

Bonds and Notes–8.35%
Aerospace & Defense–0.22%
LMI Aerospace, Inc.	7.38%	07/15/19		2,234	2,166,980

Business Equipment & Services–0.28%
ADT Corp. (The)	6.25%	10/15/21		1,600	1,660,000
First Data Corp.(j)	6.75%	11/01/20		1,047	1,104,585
					2,764,585

Cable & Satellite–0.05%
Altice Financing S.A. (Luxembourg)(j)	6.63%	02/15/23		520	520,000

Cable & Satellite Television–1.11%
Charter Communications Operating LLC(j)	4.91%	07/23/25		1,108	1,100,120
UPC Broadband Holdings, B.V. (Netherlands)(j)	7.25%	11/15/21		6,501	6,988,252
UPC Broadband Holdings, B.V. (Netherlands)(j)	6.88%	01/15/22		295	318,108
Virgin Media Investment Holdings Ltd. (United Kingdom)(j)	5.50%	01/15/25	GBP	900	1,394,861
Ziggo B.V.(Netherlands)(j)	7.13%	05/15/24	EUR	1,000	1,228,048
					11,029,389

Chemicals & Plastics–0.90%
Chemours Co. (The)(j)	6.63%	05/15/23		522	456,750
Hexion Specialty Chemicals, Inc.	6.63%	04/15/20		8,757	8,187,795
Ineos Holdings Ltd.(j)	6.13%	08/15/18		372	373,860
					9,018,405

Containers & Glass Products–0.52%
Ardagh Glass Finance PLC(j)	6.25%	01/31/19		1,051	1,077,275
Ardagh Glass Finance PLC(j)	7.00%	11/15/20		221	224,614
Reynolds Group Holdings Inc.	5.75%	10/15/20		2,717	2,815,491
Reynolds Group Holdings Inc.	9.88%	08/15/19		987	1,040,051
					5,157,431

Electronics & Electrical–0.36%
Blackboard Inc.(j)	7.75%	11/15/19		2,799	2,526,098
Blue Coat Holdings, Inc.(j)	8.38%	06/01/23		1,086	1,096,860
					3,622,958

Financial Intermediaries–0.38%
Cabot Financial S.A. (Luxembourg)(j)	6.50%	04/01/21	GBP	1,750	2,643,215
Garfunkelux Holdco 3 SA (Luxembourg)(j)	7.50%	08/01/22	EUR	1,000	1,127,761
					3,770,976

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–0.07%
Chiquita Brands LLC	7.88%	02/01/21		253	$270,078
Onex Wizard US Acquisition(j)	7.75%	02/15/23	EUR	375	435,366
					705,444

Forest Products–0.10%
Verso Paper Holdings LLC	11.75%	01/15/19		3,452	1,022,655

Health Care–1.00%
Community Health Systems, Inc.	6.88%	02/01/22		626	668,255
DJO Finance LLC(j)	8.13%	06/15/21		2,417	2,516,701
DJO Finance LLC(j)	10.75%	04/15/20		3,085	3,138,988
IDH Finance PLC (United Kingdom)(j)(k)	5.57%	12/01/18	GBP	1,000	1,530,664
Kinetic Concepts, Inc.	10.50%	11/01/18		1,976	2,079,740
					9,934,348

Leisure Goods, Activities & Movies–0.29%
Carmike Cinemas, Inc.(j)	6.00%	06/15/23		554	567,850
Corleone Capital Ltd. (United Kingdom)(j)(k)	4.98%	08/01/18	EUR	1,000	1,112,051
Corleone Capital Ltd. (United Kingdom)(j)	9.00%	08/01/18	GBP	750	1,195,587
					2,875,488

Lodging & Casinos–0.05%
ESH Hospitality, Inc.(j)	5.25%	05/01/25		554	538,765

Nonferrous Metals & Minerals–0.21%
TiZir Ltd. (United Kingdom)	9.00%	09/28/17		2,900	2,088,000

Oil & Gas–0.62%
Drill Rigs Holdings Inc.(j)	6.50%	10/01/17		4,265	3,220,075
FTS International, Inc.(j)(k)	7.78%	06/15/20		1,064	808,640
Pacific Drilling S.A. (Luxembourg)(j)	5.38%	06/01/20		2,928	2,107,047
Seventy Seven Operating LLC	6.50%	07/15/22		130	57,850
					6,193,612

Radio & Television–0.09%
Sinclair Television Group, Inc.	6.38%	11/01/21		870	891,750

Retailers (except Food & Drug)–0.75%
Claire’s Stores Inc.(j)	9.00%	03/15/19		2,003	1,715,069
Claire’s Stores Inc.(j)	6.13%	03/15/20		780	620,100
Guitar Center, Inc.(j)	6.50%	04/15/19		3,903	3,673,698
New Look PLC (United Kingdom)(j)	8.00%	07/01/23	GBP	1,000	1,469,284
Targus Group International, Inc., (Acquired 12/16/09-12/14/14; Cost $2,127,321)(j)	10.00%	06/14/19		892	0
					7,478,151

Telecommunications–1.05%
Avaya Inc.(j)	7.00%	04/01/19		1,465	1,318,320
Goodman Networks Inc.	12.13%	07/01/18		5,685	2,188,725
Softbank Corp. (Japan)(j)	4.75%	07/30/25	EUR	1,000	1,129,669
Wind Telecomunicazioni S.p.A. (Italy)(j)	6.50%	04/30/20		269	284,467
Wind Telecomunicazioni S.p.A. (Italy)(j)	7.38%	04/23/21		811	831,275
Windstream Corp.	7.50%	06/01/22		2,483	1,973,985
Windstream Corp.	6.38%	08/01/23		25	18,594
Zayo Group, LLC(j)	6.38%	05/15/25		2,770	2,735,375
					10,480,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–0.30%
Calpine Corp.(j)	6.00%	01/15/22	538	$578,350
Calpine Corp.(j)	7.88%	01/15/23	0	346
NRG Energy Inc.	6.25%	07/15/22	1,018	998,913
NRG Energy Inc.	6.63%	03/15/23	1,466	1,458,670
				3,036,279
Total Bonds and Notes				83,295,626

Structured Products–7.22%
Apidos Cinco CDO (Cayman Islands)(j)(k)	4.56%	05/14/20	639	638,500
Apidos CLO IX-R(j)(k)	6.39%	07/15/23	1,742	1,745,649
Apidos CLO X(j)(k)	6.55%	10/30/22	2,238	2,243,512
Apidos CLO XI(j)(k)	5.42%	01/17/23	1,772	1,656,910
Apidos CLO XV(j)(k)	4.92%	10/20/25	4,000	3,636,548
Apidos Quattro CDO(j)(k)	3.89%	01/20/19	481	478,947
Ares XI CLO Ltd.(j)(k)	6.29%	10/11/21	522	523,639
Atrium X LLC(j)(k)	4.79%	07/16/25	3,932	3,511,319
Babson CLO Ltd. 2007-I(j)(k)	3.54%	01/18/21	867	848,870
Babson CLO Ltd. 2013-II(j)(k)	4.79%	01/18/25	2,964	2,623,712
Carlyle Global Market Strategies CLO 2012-3(j)(k)	5.79%	10/04/24	2,499	2,474,420
Carlyle Global Market Strategies CLO 2013-1(j)(k)	5.81%	02/14/25	1,300	1,236,756
Carlyle High Yield Partners 2007-10(j)(k)	3.37%	04/19/22	500	478,147
Dryden Senior Loan Fund 2013-30(j)(k)	5.27%	11/14/25	2,361	2,137,387
Dryden XI-Leveraged Loan CDO 2006(j)(k)	4.18%	04/12/20	427	424,483
Duane Street CLO 2007-4(j)(k)	4.56%	11/14/21	369	367,582
Flagship CLO VI (Cayman Islands)(j)(k)	5.03%	06/10/21	1,918	1,917,425
Flagship CLO VI(j)(k)	5.03%	06/10/21	1,671	1,670,789
Gallatin Funding CLO VII 2014-1 Ltd.(j)(k)	5.96%	07/15/23	1,575	1,576,145
Halcyon Loan Investors CLO II, Ltd.(j)(k)	3.89%	04/24/21	2,875	2,792,488
ING IM CLO 2012-4, Ltd.(j)(k)	6.04%	10/15/23	3,047	3,038,081
ING IM CLO 2013-1, Ltd.(j)(k)	5.29%	04/15/24	2,600	2,398,596
ING IM CLO 2013-3, Ltd.(j)(k)	4.67%	01/18/26	1,989	1,769,036
ING Investment Management CLO III, Ltd.(j)(k)	3.79%	12/13/20	2,098	2,062,095
ING Investment Management CLO IV, Ltd.(j)(k)	4.53%	06/14/22	542	534,801
Keuka Park CLO 2013-1(j)(k)	4.79%	10/21/24	412	366,845
KKR Financial CLO 2012-1, Ltd.(j)(k)	5.68%	12/15/24	3,150	3,078,224
KKR Financial CLO 2013-1, Ltd.(j)(k)	5.04%	07/15/25	2,393	2,113,560
Madison Park Funding II, Ltd.(j)(k)	5.02%	03/25/20	500	505,984
Madison Park Funding IX, Ltd.(j)(k)	5.52%	08/15/22	410	406,816
Madison Park Funding X, Ltd.(j)(k)	5.54%	01/20/25	1,259	1,254,309
Madison Park Funding XIV, Ltd.(j)(k)	5.04%	07/20/26	750	673,196
Madison Park Funding XIV, Ltd.(j)(k)	5.69%	07/20/26	1,075	889,994
Magnetite CLO Ltd. 2012-6(j)(k)	5.83%	09/15/23	1,106	1,098,464
MAPS CLO Fund LLC 2007-2(j)(k)	4.53%	07/20/22	888	869,507
Northwoods Capital Ltd. 2013-10A (Cayman Islands)(j)(k)	3.91%	11/04/25	629	593,441
Octagon Investment Partners XIV Ltd.(j)(k)	5.54%	01/15/24	1,209	1,165,025
Octagon Investment Partners XIX Ltd.(j)(k)	5.13%	04/15/26	1,741	1,539,631
Octagon Investment Partners XVII Ltd.(j)(k)	4.78%	10/25/25	775	686,741
Octagon Investment Partners XVIII Ltd.(j)(k)	5.57%	12/16/24	2,964	2,747,681
Octagon Investment Partners XXI Ltd. (Cayman Islands)(j)(k)	6.91%	11/14/26	500	495,872
Pacifica CDO VI, Ltd.(j)(k)	4.07%	08/15/21	1,059	1,015,503

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Regatta IV Funding Ltd. 2014-1(j)(k)	5.23%	07/25/26	1,070	$926,901
Seneca Park CLO 2014-1 (Cayman Islands)(j)(k)	4.87%	07/17/26	500	446,670
Sierra CLO II Ltd.(k)	3.80%	01/22/21	1,279	1,284,041
Silverado CLO 2006-II Ltd.(j)(k)	4.04%	10/16/20	1,545	1,483,574
Slater Mill Loan Fund, LP(j)(k)	5.82%	08/17/22	2,023	2,005,535
St. James River CLO Ltd. 2007-1(j)(k)	4.59%	06/11/21	268	264,434
Symphony CLO VIII, Ltd.(j)(k)	6.28%	01/09/23	2,140	2,146,814
Symphony CLO XIV Ltd. (Cayman Islands)(j)(k)	4.89%	07/14/26	500	443,536
TriMaran CLO VII Ltd.(j)(k)	3.69%	06/15/21	806	782,750
Total Structured Products				72,070,885

			Shares
Common Stocks & Other Equity Interests–3.94%(m)
Aerospace & Defense–0.02%
IAP Worldwide Services(j)(l)			229	171,926

Building & Development–1.99%
Axia Inc. (Acquired 05/30/08; Cost $2,268,885)(h)(j)(l)			505	3,514,362
Building Materials Holding Corp.(j)(l)			1,279,379	11,728,067
Lake at Las Vegas Joint Venture, LLC,
Class A (Acquired 07/15/10; Cost $7,938,060)(j)(l)			780	0
Class B (Acquired 07/15/10; Cost $93,975)(j)(l)			9	0
Newhall Holding Co., LLC Class A(j)(l)			621,591	2,330,966
Tamarack Resort LLC (Acquired 03/07/14; Cost $0)(j)(l)			28,000	0
WCI Communities, Inc.(l)			93,512	2,330,327
				19,903,722

Chemicals & Plastics–0.00%
Lyondell Chemical Co.–Class A			142	12,124

Conglomerates–0.03%
Euramax International, Inc.(j)(l)			3,272	327,220

Containers & Glass Products–0.00%
Nexpak Corp.(j)(l)			70	0

Cosmetics & Toiletries–0.09%
Levlad, LLC & Arbonne International, LLC(j)			4,893	856,205

Drugs–0.00%
BPA Laboratories,
Class A Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0)(j)(l)			7,160	0
Class B Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0)(j)(l)			11,479	0
				0

Financial Intermediaries–0.00%
RJO Holdings Corp.(j)(l)			2,852	28,515
RJO Holdings Corp, Class A(j)(l)			2,314	1,157
RJO Holdings Corp, Class B(j)(l)			3,000	1,500
				31,172

Home Furnishings–0.31%
Quality Home Brands Holdings LLC(j)(l)			9,358	1,871,600
World Kitchen, LLC(l)			52,654	1,263,696
				3,135,296

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Senior Loan Fund

	Shares	Value
Lodging & Casinos–0.71%
Twin River Management Group, Inc.,(j)(l)	189,050	$7,057,804

Publishing–0.78%
Affiliated Media, Inc.(j)(l)	81,915	2,785,114
Cygnus Business Media, Inc. (Acquired 07/19/04; Cost $1,793,148)(h)(j)(l)	8,426	0
F&W Publications, Inc.(j)(l)	18,385	1,562,734
MC Communications, LLC (Acquired 07/02/09; Cost $0)(j)(l)	739,818	0
Merrill Communications LLC Class A(j)(l)	326,686	2,651,710
Tribune Media Co. Class A	19,027	759,938
Tribune Publishing Co.	4,756	56,073
		7,815,569

Retailers (except Food & Drug)–0.00%
Targus Group International, Inc. (Acquired 12/16/09; Cost $0)(j)(l)	22,469	0

Telecommunications–0.01%
CTM Media Holdings Inc.	1,270	47,600
Total Common Stocks & Other Equity Interests		39,358,638

Preferred Stocks–0.02%(m)
Building & Development–0.01%
Tamarack Resort LLC (Acquired 03/07/14; Cost $119,180)(j)(l)	505	97,465

Financial Intermediaries–0.00%
RJO Holdings Corp.(j)(l)	584	37,961

Utilities–0.01%
Genie Energy Ltd.	7,632	51,134
Total Preferred Stocks		186,560
TOTAL INVESTMENTS(n)–124.12% (Cost $1,305,659,154)		1,238,692,300
OTHER ASSETS LESS LIABILITIES–(2.18)%		(21,699,967)
BORROWINGS–(21.94)%		(219,000,000)
NET ASSETS–100.00%		$997,992,333

Investment Abbreviations:

CDO	– Collateralized Debt Obligation
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-possession
EUR	– Euro
GBP	– British Pound
LOC	– Letter of Credit
PIK	– Payment in Kind
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Senior Loan Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars, unless otherwise noted.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(d)	This floating rate interest will settle after August 31, 2015, at which time the interest rate will be determined.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 9.
(f)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Cygnus Business Media, Inc., PIK Term Loan	3.25%	8.75%
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan	—	5.00
Tamarack Resort LLC, PIK Term Loan A	8.00	8.00
Tamarack Resort LLC, PIK Term Loan B	0.00	6.50

(g)	The borrower has filed for protection in federal bankruptcy court.
(h)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of August 31, 2015 was $4,469,218, which represented less than 1% of the Fund’s Net Assets. See Note 5.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The value of this security at August 31, 2015 represented less than 1% of the Fund’s Net Assets.
(j)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $159,519,244, which represented 15.98% of the Fund’s Net Assets.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(l)	Non-income producing security.
(m)	Securities acquired through the restructuring of senior loans.
(n)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

Portfolio Composition†

By credit quality rating, based on Total Investments

as of August 31, 2015

A-	0.1%
BBB+	0.1
BBB	0.3
BBB-	1.9
BB+	6.2
BB	12.2
BB-	14.2
B+	12.9
B	25.4
B-	9.6
CCC+	8.1
CCC	0.9
CCC-	0.1
D	0.4
Not-Rated	4.4
Equity	3.2

†	Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Senior Loan Fund

Statement of Assets and Liabilities

August 31, 2015

(Unaudited)

Assets:
Investments, at value (Cost $1,299,688,645)	$1,234,223,082
Investments in affiliates, at value (Cost $5,970,509)	4,469,218
Total investments, at value (Cost $1,305,659,154)	1,238,692,300
Cash	9,856,130
Foreign currencies, at value (Cost $12,279,182)	12,154,607
Receivable for:
Investments sold	47,753,616
Interest and fees	9,263,991
Fund shares sold	1,964,103
Investments matured, at value (Cost $41,219,324)	10,792,009
Unrealized appreciation on forward foreign currency contracts outstanding	569,752
Investment for trustee deferred compensation and retirement plans	23,878
Other assets	31,520
Total assets	1,331,101,906

Liabilities:
Payable for:
Borrowings	219,000,000
Investments purchased	107,817,267
Trust shares repurchased	188,188
Dividends	3,652,548
Accrued fees to affiliates	520,500
Accrued interest expense	427,777
Accrued trustees’ and officers’ fees and benefits	5,293
Accrued other operating expenses	405,630
Trustee deferred compensation and retirement plans	87,579
Upfront facilities fees	1,004,791
Total liabilities	333,109,573
Net assets applicable to common shares	$997,992,333

Net assets applicable to common shares consist of:
Shares of beneficial interest	$1,873,387,665
Undistributed net investment income	(851,981)
Undistributed net realized gain (loss)	(778,040,767)
Net unrealized appreciation (depreciation)	(96,502,584)
$997,992,333

Net Assets:
Class A	$160,068,127
Class B	$3,974,869
Class C	$157,130,690
Class Y	$1,822,132
Class IB	$624,228,298
Class IC	$50,768,217

Shares outstanding, $0.01 par value per share:
Class A	24,542,866
Class B	609,491
Class C	24,058,254
Class Y	279,213
Class IB	95,630,952
Class IC	7,779,268
Class A:
Net asset value per share	$6.52
Maximum offering price per share
(Net asset value of $6.52 ÷ 96.75%)	$6.74
Class B:
Net asset value and offering price per share	$6.52
Class C:
Net asset value and offering price per share	$6.53
Class Y:
Net asset value and offering price per share	$6.53
Class IB:
Net asset value and offering price per share	$6.53
Class IC:
Net asset value and offering price per share	$6.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Senior Loan Fund

Statement of Operations

For the six months ended August 31, 2015

(Unaudited)

Investment income:
Interest	$39,327,167
Interest and dividends from affiliates	86,127
Dividends	138,101
Other income	1,148,690
Total investment income	40,700,085

Expenses:
Advisory fees	4,673,896
Administrative services fees	1,337,710
Custodian fees	212,092
Distribution fees:
Class A	217,049
Class B	6,925
Class C	849,860
Class IC	40,590
Interest, facilities and maintenance fees	1,462,797
Transfer agent fees	595,477
Trustees’ and officers’ fees and benefits	16,090
Reports to shareholders	605,610
Other	224,810
Total expenses	10,242,906
Less: Fees waived and expense offset arrangement(s)	(6,600)
Net expenses	10,236,306
Net investment income	30,463,779

Realized and unrealized gain (loss):
Investment securities	(5,862,576)
Foreign currencies	(216,793)
(6,079,369)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(33,390,132)
Foreign currencies	321,833
Forward foreign currency contracts	569,752
(32,498,547)
Net realized and unrealized gain (loss)	(38,577,916)
Net increase (decrease) in net assets resulting from operations	$(8,114,137)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Senior Loan Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2015 and the year ended February 28, 2015

(Unaudited)

	August 31, 2015	February 28, 2015
Operations:
Net investment income	$30,463,779	$64,426,965
Net realized gain (loss)	(6,079,369)	(31,839,215)
Change in net unrealized appreciation (depreciation)	(32,498,547)	(8,226,999)
Net increase (decrease) in net assets resulting from operations	(8,114,137)	24,360,751

Distributions to shareholders from net investment income:
Class A	(4,757,373)	(11,481,166)
Class B	(151,726)	(485,209)
Class C	(4,024,631)	(8,694,280)
Class Y	(63,246)	(167,216)
Class IB	(19,059,338)	(40,725,853)
Class IC	(1,512,997)	(3,245,931)
Total distributions to shareholders from net investment income	(29,569,311)	(64,799,655)

Share transactions–net:
Class A	(16,560,328)	(42,473,742)
Class B	(2,561,366)	(3,565,252)
Class C	(15,294,491)	(10,282,347)
Class Y	(35,073,630)	179,470
Class IB	(2,866,703)	(98,130,711)
Class IC	(536,188)	(8,483,107)
Net increase (decrease) in net assets resulting from share transactions	(72,892,706)	(162,755,689)
Net increase (decrease) in net assets	(110,576,154)	(203,194,593)

Net assets:
Beginning of period	1,108,568,487	1,311,763,080
End of period (includes undistributed net investment income of $(851,981) and $(1,746,449), respectively)	$997,992,333	$1,108,568,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Senior Loan Fund

Statement of Cash Flows

For the six months ended August 31, 2015

(Unaudited)

Cash provided by operating activities:
Net decrease in net assets resulting from operations	$(8,114,137)

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(321,434,563)
Proceeds from sales of investments	411,308,551
Accretion of discount on investment securities	(4,346,877)
Amortization of loan fees	197,781
Net change in upfront facilities fees	(207,845)
Decrease in interest receivables and other assets	309,446
Increase in accrued expenses and other payables	277,876
Net realized loss on investment securities	5,862,576
Net change in unrealized depreciation on investments	33,390,133
Net change in forward foreign currency contracts	(569,752)
Net cash provided by operating activities	116,673,189

Cash provided by (used in) financing activities:
Proceeds from shares of beneficial interest sold	12,594,166
Disbursements for shares of beneficial interest repurchased	(101,276,174)
Proceeds from borrowings	56,000,000
Repayments of borrowings	(61,000,000)
Dividends paid to shareholders from net investment income	(12,918,369)
Net cash provided by (used in) financing activities	(106,600,377)
Net increase in cash and cash equivalents	10,072,812
Cash and cash equivalents at beginning of period	11,937,925
Cash and cash equivalents at end of period	$22,010,737

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$16,960,444

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$1,263,171

Notes to Financial Statements

August 31, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Senior Loan Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Fund’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund invests primarily in adjustable rate senior loans (“Senior Loans”). Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.

The Fund continuously offers Class A, Class C and Class Y shares. The Fund also has outstanding Class B, Class IB and Class IC shares which are not continuously offered. Each class of shares differs in its initial sales load, contingent deferred sales charges (“CDSC”), the allocation of class-specific expenses and voting rights on matters affecting a single class.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the

25                         Invesco Senior Loan Fund

over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and

26                         Invesco Senior Loan Fund

are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

27                         Invesco Senior Loan Fund

L.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.	Industry Focus — To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
N.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
O.	Other Risks — The Fund may invest all or substantially of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

P.	Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.90%
Next $1 billion	0.85%
Next $1 billion	0.825%
Next $500 million	0.80%
Over $3 billion	0.775%

For the six months ended August 31, 2015, the effective advisory fees incurred by the Fund was 0.87%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2015, the Adviser waived advisory fees of $5,700.

28                         Invesco Senior Loan Fund

The Fund has entered into an administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs related to monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund’s portfolio and providing certain services to the holders of the Fund’s securities. For the six months ended August 31, 2015, expenses incurred under these agreements are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serve as custodian and fund accountant and provides certain administrative services of the Fund.

The Fund has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended August 31, 2015, expenses incurred under these agreements are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class IC shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of the average daily net assets of Class A shares and up to 1.00% each of the average daily net assets of Class B and Class C shares and up to 0.15% (0.25% maximum) of the average daily net assets of Class IC shares.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2015, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2015, IDI advised the Fund that IDI retained $3,531 in front-end sales commissions from the sale of Class A shares and $17,703, $632, $8,479 and $2,458 from Class A, Class B, Class C and Class IB shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Fund are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended August 31, 2015, there were transfers from Level 3 to Level 2 of $38,047,181, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $21,169,376, due to third party vendor quotations utilizing single market quotes.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$947,173,960	$96,606,631	$1,043,780,591
Bonds & Notes	—	83,295,626	0	83,295,626
Structured Products	—	72,070,885	—	72,070,885
Equity Securities	3,257,196	25,032,243	11,255,759	39,545,198
	$3,257,196	$1,127,572,714	$107,862,390	$1,238,692,300
Forward Foreign Currency Contracts*	569,752	—	—	569,752
Total Investments	$3,826,948	$1,127,572,714	$107,862,390	$1,239,262,052

*	Unrealized appreciation.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

29                         Invesco Senior Loan Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2015:

	Beginning Balance, as of February 28, 2015	Purchases	Sales	Accrued discounts/ premiums	Net realized gain (loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of August 31, 2015
Variable Rate Senior Loan Interests	$103,278,195	$25,327,126	$(17,939,544)	$172,549	$107,736	$1,601,898	$20,842,156	$(36,783,485)	$96,606,631
Bonds & Notes	2,959,870	72,988	(2,992,518)	19,029	590,899	(650,268)	—	—	—
Equity Securities	10,972,342	—	(326,115)	—	(5,636,089)	7,182,097	327,220	(1,263,696)	11,255,759
Total	$117,210,407	$25,400,114	$(21,258,177)	$191,578	$(4,937,454)	$8,133,727	$21,169,376	$(38,047,181)	$107,862,390

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$569,752	$—

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended August 31, 2015

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain (Loss):
Currency risk	$—
Change in Unrealized Appreciation:
Currency risk	569,752
Total	$569,752

The table below summarizes the one month average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$18,628,359

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional Value	Unrealized Appreciation
	Counterparty	Deliver		Receive
09/15/2015	State Street Bank and Trust Co.	EUR	14,000,000	USD	16,202,214	$15,713,036	$489,178
09/15/2015	State Street Bank and Trust Co.	GBP	1,900,000	USD	2,995,897	2,915,323	80,574
Total Forward Foreign Currency Contracts — Currency Risk							$569,752

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

30                         Invesco Senior Loan Fund

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2015.

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received
Counterparty			Non-Cash	Cash	Net Amount
State Street Bank and Trust Co.	$569,752	$—	$—	$—	$569,752

NOTE 5—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended August 31, 2015.

	Value 02/28/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 08/31/15	Interest/ Dividend Income
Axia Inc.	$2,923,161	$—	$—	$591,201	$—	$3,514,362	$—
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—
Cygnus Business Media, Inc., PIK Term Loan	57,188	111,457	(107,997)	894,073	135	954,856	84,362
Marietta Intermedia Holding Corp. Common Shares	243,967	—	(304,944)	4,388,861	(4,327,884)	—	—
Total	$3,224,316	$111,457	$(412,941)	$5,874,135	$(4,327,749)	$4,469,218	$84,362

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $900.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.

During the six months ended August 31, 2015, the Fund paid legal fees of $27,065 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Fund. A former trustee of the Fund is Of Counsel of Skadden, Arps, Slate, Meagher & Flom LLP. Effective August 29, 2014, Skadden, Arps, Slate, Meagher & Flom LLP is no longer counsel to the Fund.

NOTE 8—Cash Balances and Borrowings

Effective August 25, 2015, the Fund entered into a $375 million revolving credit and security agreement which will expire on November 20, 2015. The revolving credit agreement is secured by the assets of the Fund.

During the six months ended August 31, 2015, the average daily balance of borrowing under the revolving credit and security agreement was $234,211,957 with a weighted interest rate of 0.63%. Expenses under the credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

31                         Invesco Senior Loan Fund

NOTE 9—Unfunded Loan Commitments

As of August 31, 2015, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
ABG Intermediate Holdings 2 LLC	Incremental Second Lien Delayed Draw Term Loan	$48,045	$48,045
ABG Intermediate Holdings 2 LLC	Incremental Delayed Draw Term Loan	158,523	158,523
Cequel Communications, LLC	Revolver Loan	4,858,233	4,773,214
David’s Bridal, Inc.	Asset-Based Revolver Loan	2,300,290	2,093,264
Delta Air Lines, Inc.	Revolver Loan	1,226,541	1,191,278
Equinox Holdings, Inc.	Revolver Loan	1,112,475	1,001,228
Getty Images, Inc.	Revolver Loan	4,103,661	3,180,337
Hearthside Group Holdings, LLC	Revolver Loan	1,569,838	1,551,079
IAP Worldwide Services	Revolver Loan	1,500,767	1,470,752
Kenan Advantage Group, Inc.	Delayed Draw Term Loan	54,148	54,064
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	19,114	14,431
Post Holdings Inc.	Revolver Loan	2,094,166	2,088,387
Realogy Corp.	Revolver Loan	3,292,160	3,176,934
Texas Competitive Electric Holdings Co., LLC	DIP Revolver Loan	17,777,778	17,670,933
		$40,115,739	$38,472,469

NOTE 10—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 29, 2016	$10,160,798	$—	$10,160,798
February 28, 2017	227,573,052	—	227,573,052
February 28, 2018	312,979,210	—	312,979,210
February 28, 2019	93,431,312	—	93,431,312
Not subject to expiration	654,341	118,006,434	118,660,775
	$644,798,713	$118,006,434	$762,805,147

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 11—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2015 was $344,100,342 and $429,457,152, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$32,856,864
Aggregate unrealized (depreciation) of investment securities	(103,136,824)
Net unrealized appreciation (depreciation) of investment securities	$(70,279,960)

Cost of investments for tax purposes is $1,308,972,260.

32                         Invesco Senior Loan Fund

NOTE 12—Share Information

	Summary of Share Activity
	Six months ended August 31, 2015(a)		Year ended February 28, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	803,923	$5,401,865	7,287,310	$50,770,219
Class B	1,466	9,801	44,003	305,992
Class C	523,098	3,529,837	5,270,406	36,762,031
Class Y	36,535	245,597	398,864	2,787,346
Class IB	41,211	276,896	1,980,700	13,677,763
Class IC	6,035	40,614	166,054	1,146,744

Issued as reinvestment of dividends:
Class A	397,547	2,661,693	—	—
Class B	12,573	84,313	2,598	18,141
Class C	373,802	2,506,634	—	—
Class Y	5,814	39,008	15,574	107,751
Class IB	1,596,435	10,700,718	—	—
Class IC	144,454	968,078	2,394	16,709

Automatic conversion of Class B shares to Class A shares:
Class A	257,331	1,727,624	253,912	1,746,245
Class B	(257,331)	(1,727,624)	(253,299)	(1,746,744)

Reacquired:
Class A	(3,918,734)	(26,351,510)	(13,779,550)	(94,990,206)
Class B	(138,313)	(927,856)	(309,033)	(2,142,641)
Class C	(3,171,491)	(21,330,962)	(6,829,443)	(47,044,378)
Class Y	(122,530)	(820,793)	(391,717)	(2,715,627)
Class IB	(6,854,388)	(46,051,244)	(16,128,303)	(111,808,474)
Class IC	(576,595)	(3,875,395)	(1,397,475)	(9,646,560)
Net increase (decrease) in share activity	(10,839,158)	$(72,892,706)	(23,667,005)	$(162,755,689)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 13—Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended August 31, 2015, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$4,103,660	$3,180,337
Citibank, N.A.	21,069,938	20,847,867
Goldman Sachs Lending Partners LLC	4,394,456	4,181,651
Total	$29,568,054	$28,209,855

33                         Invesco Senior Loan Fund

NOTE 14—Dividends

The Fund declared the following monthly dividends from net investment income subsequent to August 31, 2015:

		Amount per Share
Share Class	Record Date	Payable September 30, 2015
Class A	Daily	0.0309
Class B	Daily	0.0309
Class C	Daily	0.0268
Class Y	Daily	0.0323
Class IB	Daily	0.0323
Class IC	Daily	0.0315

NOTE 15—Repurchase of Shares

The Fund has a policy of making monthly repurchase offers (“Repurchase Offers”) for the Fund’s common shares pursuant to Rule 23c-3(b) of the 1940 Act.

The Repurchase Offers will be for between 5% and 25% of the Fund’s outstanding shares; however, the Fund’s present intent for the offers is for not less than 6% (The Board of Trustees may authorize an additional 2%, if necessary, without extending the Repurchase Offers). The repurchase request deadline will be the third Friday of each calendar month (or the preceding business day if such third Friday is not a business day). During the six months ended August 31, 2015, the Fund had Repurchase Offers as follows:

Repurchase request deadlines	Percentage of outstanding shares the Fund offered to repurchase	Number of shares tendered (all classes)	Percentage of outstanding shares tendered (all classes)
March 20, 2015	6.0%	2,505,038	1.5%
April 16, 2015	6.0	2,918,463	1.8
May 15, 2015	6.0	2,129,220	1.3
June 19, 2015	6.0	3,029,957	1.9
July 16, 2015	6.0	1,687,926	1.1
August 21, 2015	6.0	2,411,504	1.6

34                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended August 31, 2015		Years ended February 28,			Year ended February 29, 2012	Seven months ended February 28, 2011		Year ended July 31, 2010
			2015	2014	2013
Net asset value, beginning of period	$6.76		$6.99	$6.89	$6.58	$6.73	$6.29		$5.60
Net investment income(a)	0.19		0.36	0.34	0.40	0.33	0.18		0.28
Net gains (losses) on securities (both realized and unrealized)	(0.24)		(0.23)	0.17	0.34	(0.15)	0.44		0.76
Total from investment operations	(0.05)		0.13	0.51	0.74	0.18	0.62		1.04
Less:
Dividends from net investment income	(0.19)		(0.36)	(0.40)	(0.43)	(0.33)	(0.18)		(0.31)
Return of capital	—		—	(0.01)	—	—	—		(0.04)
Total distributions	(0.19)		(0.36)	(0.41)	(0.43)	(0.33)	(0.18)		(0.35)
Net asset value, end of period	$6.52		$6.76	$6.99	$6.89	$6.58	$6.73		$6.29
Total return at net asset value(b)(c)	(0.85)%		1.88%	7.58%	11.56%	2.80%	9.97%		18.78%
Net assets, end of period (000’s omitted)	$160,068		$182,673	$232,475	$123,447	$122,252	$173,137		$188,589
Portfolio turnover rate(d)	26%		59%	95%	101%	87%	44%		55%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements(c)	1.96	%(e)	1.90%	1.92%	1.71%	1.74%	1.71	%(f)	1.89%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(c)	1.69	%(e)	1.66%	1.66%	1.40%	1.47%	1.37	%(f)	1.57%
Without fee waivers and/or expense reimbursements(c)	1.96	%(e)	1.90%	1.92%	1.94%	1.99%	1.96	%(f)	2.14%
Ratio of net investment income with fee waivers and/or expense reimbursements(c)	5.65	%(e)	5.16%	4.92%	5.98%	5.10%	4.86	%(f)	4.53%

Senior indebtedness:
Total borrowings (000’s omitted)	$219,000		$224,000	$254,000	$211,000	$228,000	$178,000		$198,000
Asset coverage per $1,000 unit of senior indebtedness(g)	$5,557		$5,949	$6,164	$6,827	$6,732	$6,673		$6,239

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.04%, 0.00% and 0.00% for the six months ended August 31, 2015, years ended February 28, 2015, February 28, 2014, February 28, 2013, February 29, 2012 and the seven months ended February 28, 2011, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $172,695.
(f)	Annualized.
(g)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

35                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class B
	Six months ended August 31, 2015		Years ended February 28,			Year ended February 29, 2012	Seven months ended February 28, 2011		Year ended July 31, 2010
			2015	2014	2013
Net asset value, beginning of period	$6.76		$7.02	$6.91	$6.58	$6.73	$6.29		$5.60
Net investment income(a)	0.19		0.36	0.34	0.39	0.28	0.15		0.23
Net gains (losses) on securities (both realized and unrealized)	(0.24)		(0.23)	0.18	0.34	(0.15)	0.44		0.77
Total from investment operations	(0.05)		0.13	0.52	0.73	0.13	0.59		1.00
Less:
Dividends from net investment income	(0.19)		(0.39)	(0.40)	(0.40)	(0.28)	(0.15)		(0.28)
Return of capital	—		—	(0.01)	—	—	—		(0.03)
Total distributions	(0.19)		(0.39)	(0.41)	(0.40)	(0.28)	(0.15)		(0.31)
Net asset value, end of period	$6.52		$6.76	$7.02	$6.91	$6.58	$6.73		$6.29
Total return at net asset value(b)(c)	(0.85)%		1.82%	7.72%	11.38%	2.03%	9.50%		17.90%
Net assets, end of period (000’s omitted)	$3,975		$6,704	$10,575	$12,888	$14,948	$19,455		$17,902
Portfolio turnover rate(d)	26%		59%	95%	101%	87%	44%		55%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements(c)	1.96	%(e)	1.90%	1.92%	1.84%	2.49%	2.46	%(f)	2.64%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(c)	1.69	%(e)	1.66%	1.66%	1.53%	2.22%	2.12	%(f)	2.32%
Without fee waivers and/or expense reimbursements(c)	1.96	%(e)	1.90%	1.92%	2.07%	2.74%	2.71	%(f)	2.89%
Ratio of net investment income with fee waivers and/or expense reimbursements(c)	5.65	%(e)	5.16%	4.92%	5.85%	4.35%	4.10	%(f)	3.79%

Senior indebtedness:
Total borrowings (000’s omitted)	$219,000		$224,000	$254,000	$211,000	$228,000	$178,000		$198,000
Asset coverage per $1,000 unit of senior indebtedness(g)	$5,557		$5,949	$6,164	$6,827	$6,732	$6,673		$6,239

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.17%, 0.75% and 0.75% for the six months ended August 31, 2015, years ended February 28, 2015, February 28, 2014, February 28, 2013, February 29, 2012 and the seven months ended February 28, 2011, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,510.
(f)	Annualized.
(g)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

36                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class C
	Six months ended August 31, 2015		Years ended February 28,			Year ended February 29, 2012	Seven months ended February 28, 2011		Year ended July 31, 2010
			2015	2014	2013
Net asset value, beginning of period	$6.77		$7.00	$6.89	$6.58	$6.73	$6.29		$5.60
Net investment income(a)	0.17		0.31	0.29	0.35	0.28	0.15		0.23
Net gains (losses) on securities (both realized and unrealized)	(0.25)		(0.24)	0.18	0.33	(0.15)	0.44		0.77
Total from investment operations	(0.08)		0.07	0.47	0.68	0.13	0.59		1.00
Less:
Dividends from net investment income	(0.16)		(0.30)	(0.35)	(0.37)	(0.28)	(0.15)		(0.28)
Return of capital	—		—	(0.01)	—	—	—		(0.03)
Total distributions	(0.16)		(0.30)	(0.36)	(0.37)	(0.28)	(0.15)		(0.31)
Net asset value, end of period	$6.53		$6.77	$7.00	$6.89	$6.58	$6.73		$6.29
Total return at net asset value(b)(c)	(1.22)%		1.06%	6.93%	10.67%	2.03%	9.50%		17.90%
Net assets, end of period (000’s omitted)	$157,131		$178,395	$195,205	$142,143	$147,551	$195,963		$207,828
Portfolio turnover rate(d)	26%		59%	95%	101%	87%	44%		55%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements(c)	2.71	%(e)	2.65%	2.67%	2.46%	2.49%	2.46	%(f)	2.64%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(c)	2.44	%(e)	2.41%	2.41%	2.15%	2.22%	2.12	%(f)	2.32%
Without fee waivers and/or expense reimbursements(c)	2.71	%(e)	2.65%	2.67%	2.69%	2.74%	2.71	%(f)	2.89%
Ratio of net investment income with fee waivers and/or expense reimbursements(c)	4.90	%(e)	4.41%	4.17%	5.23%	4.35%	4.11	%(f)	3.79%

Senior indebtedness:
Total borrowings (000’s omitted)	$219,000		$224,000	$254,000	$211,000	$228,000	$178,000		$198,000
Asset coverage per $1,000 unit of senior indebtedness(g)	$5,557		$5,949	$6,164	$6,827	$6,732	$6,673		$6,239

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 1.00%, 1.00%, 1.00%, 0.79%, 0.75% and 0.75% for the six months ended August 31, 2015, years ended February 28, 2015, February 28, 2014, February 28, 2013, February 29, 2012 and the seven months ended February 28, 2011, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $169,048.
(f)	Annualized.
(g)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

37                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class Y
	Six months ended August 31, 2015		Years ended February 28,
			2015	2014(a)
Net asset value, beginning of period	$6.77		$7.00	$6.96
Net investment income(b)	0.20		0.38	0.11
Net gains (losses) on securities (both realized and unrealized)	(0.25)		(0.23)	0.04
Total from investment operations	(0.05)		0.15	0.15
Less:
Dividends from net investment income	(0.19)		(0.38)	(0.10)
Return of capital	—		—	(0.01)
Total distributions	(0.19)		(0.38)	(0.11)
Net asset value, end of period	$6.53		$6.77	$7.00
Total return at net asset value(c)	(0.72)%		2.16%	2.22%
Net assets, end of period (000’s omitted)	$1,822		$2,433	$2,357
Portfolio turnover rate(d)	26%		59%	95%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.71	%(e)	1.65%	1.60	%(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.44	%(e)	1.41%	1.37	%(f)
Without fee waivers and/or expense reimbursements	1.71	%(e)	1.65%	1.60	%(f)
Ratio of net investment income with fee waivers and/or expense reimbursements	5.90	%(e)	5.41%	5.24	%(f)

Senior indebtedness:
Total borrowings (000’s omitted)	$219,000		$224,000	$254,000
Asset coverage per $1,000 unit of senior indebtedness(g)	$5,557		$5,949	$6,164

(a)	Commencement date of November 8, 2013.
(b)	Calculated using average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,191.
(f)	Annualized.
(g)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

38                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class IB
	Six months ended August 31, 2015		Years ended February 28,			Year ended February 29, 2012	Seven months ended February 28, 2011		Year ended July 31, 2010
			2015	2014	2013
Net asset value, beginning of period	$6.77		$7.00	$6.89	$6.58	$6.73	$6.29		$5.60
Net investment income(a)	0.20		0.37	0.36	0.40	0.33	0.18		0.28
Net gains (losses) on securities (both realized and unrealized)	(0.25)		(0.22)	0.18	0.34	(0.15)	0.44		0.76
Total from investment operations	(0.05)		0.15	0.54	0.74	0.18	0.62		1.04
Less:
Dividends from net investment income	(0.19)		(0.38)	(0.42)	(0.43)	(0.33)	(0.18)		(0.31)
Return of capital	—		—	(0.01)	—	—	—		(0.04)
Total distributions	(0.19)		(0.38)	(0.43)	(0.43)	(0.33)	(0.18)		(0.35)
Net asset value, end of period	$6.53		$6.77	$7.00	$6.89	$6.58	$6.73		$6.29
Total return at net asset value(b)	(0.72)%		2.16%	8.00%	11.59%	2.80%	9.97%		18.77%
Net assets, end of period (000’s omitted)	$624,228		$682,816	$805,123	$877,598	$943,491	$526,800		$527,108
Portfolio turnover rate(c)	26%		59%	95%	101%	87%	44%		55%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.71	%(d)	1.65%	1.67%	1.67%	1.74%	1.71	%(e)	1.89%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.44	%(d)	1.41%	1.41%	1.36%	1.47%	1.37	%(e)	1.57%
Without fee waivers and/or expense reimbursements	1.71	%(d)	1.65%	1.67%	1.69%	1.74%	1.71%		1.89%
Ratio of net investment income with fee waivers and/or expense reimbursements	5.90	%(d)	5.41%	5.17%	6.02%	5.10%	4.85	%(e)	4.54%

Senior indebtedness:
Total borrowings (000’s omitted)	$219,000		$224,000	$254,000	$211,000	$228,000	$178,000		$198,000
Asset coverage per $1,000 unit of senior indebtedness(f)	$5,557		$5,949	$6,164	$6,827	$6,732	$6,673		$6,239

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $661,081.
(e)	Annualized.
(f)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

39                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class IC
	Six months ended August 31, 2015		Years ended February 28,			Year ended February 29, 2012	Seven months ended February 28, 2011		Year ended July 31, 2010
			2015	2014	2013
Net asset value, beginning of period	$6.77		$7.00	$6.89	$6.58	$6.73	$6.29		$5.60
Net investment income(a)	0.19		0.36	0.36	0.40	0.33	0.18		0.28
Net gains (losses) on securities (both realized and unrealized)	(0.24)		(0.22)	0.18	0.34	(0.15)	0.44		0.76
Total from investment operations	(0.05)		0.14	0.54	0.74	0.18	0.62		1.04
Less:
Dividends from net investment income	(0.19)		(0.37)	(0.42)	(0.43)	(0.33)	(0.18)		(0.31)
Return of capital	—		—	(0.01)	—	—	—		(0.04)
Total distributions	(0.19)		(0.37)	(0.43)	(0.43)	(0.33)	(0.18)		(0.35)
Net asset value, end of period	$6.53		$6.77	$7.00	$6.89	$6.58	$6.73		$6.29
Total return at net asset value(b)(c)	(0.79)%		1.99%	7.83%	11.57%	2.80%	9.97%		18.77%
Net assets, end of period (000’s omitted)	$50,768		$55,548	$66,029	$73,356	$78,600	$94,440		$95,928
Portfolio turnover rate(d)	26%		59%	95%	101%	87%	44%		55%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements(c)	1.86	%(e)	1.80%	1.82%	1.69%	1.74%	1.71	%(f)	1.89%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(c)	1.59	%(e)	1.56%	1.56%	1.38%	1.47%	1.37	%(f)	1.57%
Without fee waivers and/or expense reimbursements(c)	1.86	%(e)	1.80%	1.82%	1.84%	1.89%	1.86	%(f)	2.04%
Ratio of net investment income with fee waivers and/or expense reimbursements(c)	5.75	%(e)	5.26%	5.02%	6.00%	5.10%	4.85	%(f)	4.54%

Senior indebtedness:
Total borrowings (000’s omitted)	$219,000		$224,000	$254,000	$211,000	$228,000	$178,000		$198,000
Asset coverage per $1,000 unit of senior indebtedness(g)	$5,557		$5,949	$6,164	$6,827	$6,732	$6,673		$6,239

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.15%, 0.15%, 0.15%, 0.02%, 0.00% and 0.00% for the six months ended August 31, 2015, years ended February 28, 2015, February 28, 2014, February 28, 2013, February 29, 2012 and the seven months ended February 28, 2011, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $53,826.
(f)	Annualized.
(g)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

NOTE 17—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

The Fund is named as a defendant in an adversary proceeding in the Bankruptcy Court of the Southern District of Florida. The complaint was filed on July 14, 2008 by the Official Committee of Unsecured Creditors of TOUSA, Inc., on behalf of certain subsidiaries of TOUSA, Inc. (the “Conveying Subsidiaries”), and filed as amended on October 17, 2008. The Committee made allegations against the Fund in two separate capacities: as “Transeastern Lenders” and as “First Lienholders” (collectively, the “Lenders”). The Transeastern Lenders loaned money to form a joint venture between TOUSA, Inc. and Falcone/Ritchie LLC. TOUSA, Inc. later repaid the loans from the Transeastern Lenders as part of a global settlement of claims against it. The repayment was financed using proceeds of new loans (the “New Loans”), for which the Conveying Subsidiaries conveyed first and second priority liens on their assets to two groups of lienholders (the First and Second Lienholders, collectively “New Lenders”). The Conveying Subsidiaries were not obligated on the original debt to the Transeastern Lenders. The Committee alleged, inter alia, that both the repayment to the Transeastern Lenders and the grant of liens to the First and Second Lienholders should be avoided as fraudulent transfers under the bankruptcy laws. More specifically, the Committee alleged: (1) that the Conveying Subsidiaries’ transfer of liens to secure the New Loans was a fraudulent transfer

40                         Invesco Senior Loan Fund

under 11 U.S.C. § 548 because the Conveying Subsidiaries were insolvent at the time of the transfer and did not receive reasonably equivalent value for the liens; and (2) that the Transeastern Lenders were, under 11 U.S.C. § 550, entities for whose benefit the liens were fraudulently transferred to the New Lenders. The case was tried in 2009 and on October 13, 2009, the Bankruptcy Court rendered a Final Judgment against the Lenders, which was later amended on October 30, 2009, requiring the Lenders to post bonds equal to 110% of the damages and disgorgement ordered against them. The Transeastern Lenders and First Lienholders separately appealed the decision to the District Court for the Southern District of Florida. On February 11, 2011, the District Court, issued an order in the Transeastern Lenders’ appeal that: 1) quashed the Bankruptcy Court’s Order as it relates to the liability of the Transeastern Lenders; 2) made null and void the Bankruptcy Court’s imposition of remedies as to the Transeastern Lenders; 3) discharged all bonds deposited by Transeastern Lenders, unless any further appeals are filed, in which case the bonds would remain in effect pending resolution of appeals; 4) dismissed as moot additional appeal proceedings of the Transeastern Lenders that were contingent upon the District Court’s decision concerning liability; and 5) closed all District Court appeal proceedings concerning the Transeastern Lenders. The Committee appealed to the Eleventh Circuit Court of Appeals. In a decision filed on May 15, 2012, the Eleventh Circuit reversed the District Court’s opinion, affirmed the liability findings of the Bankruptcy Court against the Transeastern Lenders, and remanded the case to the District Court to review the remedies ordered by the Bankruptcy Court. The appeal of the Transeastern Lenders is currently pending before the District Court. The First Lienholders, having paid its obligations under the bankruptcy plan, have been fully and finally released pursuant to a court order dated August 30, 2013.

Management of Invesco and the Fund believe that the outcome of the proceedings described above will have no material adverse effect on the Fund or on the ability of Invesco to provide ongoing services to the Fund.

41                         Invesco Senior Loan Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/15)	Expenses Paid During Period[2]
A	$1,000.00	$991.50	$9.81	$1,015.28	$9.93	1.96%
B	1,000.00	991.50	9.81	1,015.28	9.93	1.96
C	1,000.00	987.80	13.54	1,011.51	13.70	2.71
Y	1,000.00	992.80	8.57	1,016.54	8.67	1.71
IB	1,000.00	992.80	8.57	1,016.54	8.67	1.71
IC	1,000.00	992.10	9.31	1,015.79	9.42	1.86

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

42                         Invesco Senior Loan Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Senior Loan Fund (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Loan Participation Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

43                         Invesco Senior Loan Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted there were only two funds in the expense group. The Board also noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

44                         Invesco Senior Loan Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number: 811-05845                                                          VK-SLO-SAR-1         Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Senior Loan Fund

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 9, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 9, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 9, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.